Note 19 - Supplemental Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	May 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash paid for interest		$ 5,366	$ 5,271
Significant non-cash financing and investing activities:
Allocate and write-off of Seller's debt issuance costs		8,202	0
Capital Expenditures Incurred but Not yet Paid		3,038	2,592	$ 2,458
Conversion of 1.5 Lien Notes to Common Stock [Member]
Significant non-cash financing and investing activities:
Exchange of Seller's 1.5 Lien Notes for HYMC common stock	$ 145,700	160,254	0
Conversion of 1.25 Lien Notes for New Subordinated Notes [Member]
Significant non-cash financing and investing activities:
Exchange of Seller's 1.5 Lien Notes for HYMC common stock		80,000	0
Conversion of 1.25 Lien Notes to Common Stock [Member]
Significant non-cash financing and investing activities:
Exchange of Seller's 1.5 Lien Notes for HYMC common stock	$ 48,500	$ 48,459	$ 0